As filed with the Securities and Exchange Commission on April 17, 2014
SECURITIES ACT FILE NO. 333-135105
INVESTMENT COMPANY ACT FILE NO. 811-21910

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION|
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|
Pre-Effective Amendment No.	|_ |
Post Effective Amendment No. 163	|X|

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	|X|
Amendment No. 165	|X|
(Check appropriate box or boxes)
CLAYMORE EXCHANGE-TRADED FUND TRUST 2
(EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)
2455 CORPORATE WEST DRIVE
LISLE, ILLINOIS 60532
(Address of Principal Executive Offices)
(630) 505-3700
Registrant's Telephone Number
AMY J. LEE, ESQ.
GUGGENHEIM FUNDS INVESTMENT ADVISORS, LLC
2455 CORPORATE WEST DRIVE
LISLE, ILLINOIS 60532
(Name and Address of Agent for Service)
Copy to:
STUART M. STRAUSS, ESQ.
DECHERT LLP
1095 AVENUE OF THE AMERICAS
NEW YORK, NY 10036
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
_________ IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485.
____X___ ON MAY 16, 2014 PURSUANT TO PARAGRAPH (B) OF RULE 485.
_________ 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1) OF RULE 485.
_________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.
_________ 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2) OF RULE 485.
_________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485

The sole purpose of this filing is to delay the effectiveness of the Trust's Post-Effective Amendment No. 145 to its Registration Statement until May 16, 2014. Parts A, B and C of Registrant's Post-Effective Amendment No. 145 under the Securities Act of 1933 and Amendment No. 147 under the Investment Company Act of 1940, filed on September 17, 2013 are incorporated by reference herein.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lisle and State of Illinois on the 17th day of April, 2014.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2

By: /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURES	TITLE	DATE

*	Trustee	April 17, 2014
Randall C. Barnes
*	Trustee	April 17, 2014
Roman Friedrich III
*	Trustee	April 17, 2014
Robert B. Karn III
*	Trustee	April 17, 2014
Ronald A. Nyberg
*	Trustee	April 17, 2014
Ronald E. Toupin, Jr.
*	Trustee	April 17, 2014
Donald A. Chubb, Jr.
*	Trustee	April 17, 2014
Maynard F. Oliverius
*	Trustee	April 17, 2014
Jerry B. Farley
*	Trustee	April 17, 2014

/s/ Donald C. Cacciapaglia	Trustee and Chief	April 17, 2014
Donald C. Cacciapaglia	Executive Officer

/s/ John L. Sullivan	Treasurer, Chief	April 17, 2014
John L. Sullivan	Financial Officer and
Chief Accounting Officer

/s/ Mark E. Mathiasen		April 17, 2014
Mark E. Mathiasen
*Attorney-In-Fact, pursuant to power of attorney